SHARE-BASED COMPENSATION - Fair value assumptions for share options (Details) - year	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Expected volatility	70.06%	73.70%
Risk-free interest rate	2.39%	1.86%
Expected lives (in years)	5.68	5.99